Taxes (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Taxes
Opening balance	$ (5,918)	$ (625)
Recognized in the statement of income for the period	(876)	(906)
Recognized in shareholders’ equity	(2,559)	(3,220)
Translation adjustment	(602)	(45)
Use of tax loss carryforwards		(1,123)
Others	10	1
Closing balance	$ (9,945)	$ (5,918)